Accrued Expenses and Other Current Liabilities (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Entity Information [Line Items]
Deferred contract costs	$ 191,778	$ 212,155	$ 161,071
Deferred revenue	147,775	174,022	156,691
Accrued expenses	49,817	45,164	32,394
Other	8,701	9,265	7,706
Accrued expenses and other current liabilities	$ 398,071	$ 440,606	$ 357,862